Jan. 01, 2015
Supplement dated October 22, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios Multi-Manager Small Cap Equity Fund (the Fund)	1/1/2015
On October 20, 2015, the Fund's Board of Trustees approved the addition of BMO Asset Management Corp. (BMO) to manage a portion of the Fund's assets, effective on or about October 26, 2015 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the fourth paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" section of the prospectus and summary prospectus is hereby superseded and replaced with the following:
The Fund's Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM's sleeve. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
The rest of the section remains the same.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section of the prospectus and summary prospectus is hereby modified by adding the following:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.